Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of accrued liabilities

	September 30,	December 31,
	2017	2016
Employee related expenses	$2,374	$1,237
Accrued real estate taxes	357	440
Accrued excise, franchise and sales taxes	335	83
Accrued operating expenses and other (1)	1,667	384
Accrued liabilities	$4,733	$2,144

Solaris LLC
Schedule of accrued liabilities

	2016	2015
Employee related expenses	$1,237	$885
Accrued real estate taxes	440	406
Accrued excise, franchise and sales taxes	83	296
Accrued other	384	305
Accrued liabilities	$2,144	$1,892